OTHER NON-CURRENT LIABILITIES (Other non-current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Subclassifications of assets, liabilities and equities [abstract]
Employee benefit obligation - Statutory severance and pre-notice (a)	$ 31,003	$ 42,127	$ 42,931
Employee benefit obligation - Defined contribution plan (b)	4,225	3,383
Provisions (c)	11,080	10,707	$ 13,189
Other non-current liabilities	$ 46,308	$ 56,217